Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO[1] ($)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs[2] ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)[5] ($)	Adjusted EBITDA (in millions)[6] ($)
					Total Shareholder Return[3] ($)	Peer Group Total Shareholder Return[4] ($)
2022	10,375,485	3,607,005	2,220,306	852,747	38.6	102.7	65.5	418.1
2021	7,822,945	8,028,794	2,050,605	1,802,766	69.3	143.0	62.8	407.8
2020	5,256,659	(1,110,314)	1,812,604	701,061	61.2	131.3	5.3	364.5

Company Selected Measure Name	adjusted EBITDA
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones U.S. Support Services (DJUSIS) Index.
PEO Total Compensation Amount	$ 10,375,485	$ 7,822,945	$ 5,256,659
PEO Actually Paid Compensation Amount	$ 3,607,005	8,028,794	(1,110,314)
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in this column represent the amount of Compensation Actually Paid (“CAP”) to our President and CEO, Barry C. McCarthy, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. McCarthy during the applicable year. To calculate CAP to Mr. McCarthy, for each of the years shown, the following deductions and additions were made to the SCT total compensation:

Reconciliation of CEO SCT Total to CAP
Year	SCT Total ($)	Equity Deductions from SCT Total(a) ($)	Equity Additions to SCT Total(b) ($)	CAP ($)
2022	10,375,485	(4,871,517)	(1,896,963)	3,607,005
2021	7,822,945	(6,439,546)	6,645,395	8,028,794
2020	5,256,659	(4,274,576)	(2,092,397)	(1,110,314)
(a)Represents the grant date fair values of equity-based awards granted each year, as shown in the Stock Awards and Option Awards columns of the SCT.
(b)For each year, reflects the sum of the equity fair value categories described as follows, calculated in accordance with Item 402(v) of Regulation S-K:

Year	Year-end fair value of awards granted in the year and outstanding and unvested at year-end ($)	Prior year-end to year-end change in fair value of awards granted in prior years and outstanding and unvested at year-end ($)	Fair value as of vesting date of awards granted and vested in the year ($)	Prior year-end to vesting-date change in fair value of awards granted in prior years that vested in the year ($)	Prior year-end fair value of awards granted in prior years that were forfeited in the year ($)	Value of dividends or other earnings paid on awards not otherwise reflected in the fair values ($)	Total Equity Additions to SCT Total ($)
2022	2,406,099	(4,384,367)	—	(58)	—	81,363	(1,896,963)
2021	4,552,443	607,333	—	1,345,862	—	139,757	6,645,395
2020	2,823,913	(3,329,142)	—	(1,671,035)	—	83,867	(2,092,397)

Non-PEO NEO Average Total Compensation Amount	$ 2,220,306	2,050,605	1,812,604
Non-PEO NEO Average Compensation Actually Paid Amount	$ 852,747	1,802,766	701,061
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in this column represent the average amount of CAP to the non-CEO named executive officers (“Other NEOs”) as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Other NEOs during the applicable year. The Other NEOs reflected in this and the preceding column consist of the following individuals: 2022 — William C. Zint, Scott C. Bomar, Christopher L. Thomas, Yogaraj Jeyaprakasam and Michael A. Reed; 2021 — Scott C. Bomar, Keith A. Bush, Christopher L. Thomas, Michael A. Reed and Jeffrey L. Cotter; and 2020 — Keith A. Bush, Christopher L. Thomas, Michael A. Reed and Jeffrey L. Cotter. To calculate CAP to our Other NEOs for each of the years shown, the following deductions and additions were made to the SCT total compensation:

Other NEOs Reconciliation of Average SCT Total to Average CAP
Year	SCT Total ($)	Equity Deductions from SCT Total(a) ($)	Equity Additions to SCT Total(b) ($)	CAP ($)
2022	2,220,306	(1,197,255)	(170,304)	852,747
2021	2,050,605	(1,228,600)	980,761	1,802,766
2020	1,812,604	(1,171,147)	59,604	701,061
(a)Represents the grant date fair value of equity-based awards granted each year, as shown in the Stock Awards column of the SCT.
(b)For each year, reflects the sum of the equity fair value categories described as follows, calculated in accordance with Item 402(v) of Regulation S-K:

Year	Year-end fair value of awards granted in the year and outstanding and unvested at year-end ($)	Prior year-end to year-end change in fair value of awards granted in prior years and outstanding and unvested at year-end ($)	Fair value as of vesting date of awards granted and vested in the year ($)	Prior year-end to vesting-date change in fair value of awards granted in prior years that vested in the year ($)	Prior year-end fair value of awards granted in prior years that were forfeited in the year ($)	Value of dividends or other earnings paid on awards not otherwise reflected in the fair values ($)	Total Equity Additions to SCT Total ($)
2022	544,028	(414,256)	—	(43,365)	(271,588)	14,877	(170,304)
2021	885,667	116,547	—	142,783	(177,089)	12,853	980,761
2020	737,637	(594,542)	—	(68,673)	(18,243)	3,425	59,604

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs. TSR — Because stock is a significant portion of our NEO compensation packages, as our TSR has fluctuated and decreased, so has the compensation realized by our NEOs. Similarly, the peer group TSR has also fluctuated.
Compensation Actually Paid vs. Net Income [Text Block]	Net Income — Although the performance of our leadership has resulted in an increase in net income over the past three years, the value of our stock has decreased during that same time period, resulting in NEO realized compensation significantly below target during the same period.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs. Adjusted EBITDA — Although the performance of our leadership has resulted in an increase in adjusted EBITDA over the past three years, the value of our stock has decreased during that same time period, resulting in NEO realized compensation significantly below target during the same period.
Tabular List [Table Text Block]

Measure	Description
Adjusted Revenue
•Revenue growth is key to our strategy and was a top focus area in FY 2022. During 2022, all four of our business segments grew year-over-year revenue. Revenue is also the highest weighted metric in our AIP design, at 50%. In FY 2022, our enterprise adjusted revenue was $2.252 billion.

Adjusted EBITDA
•EBITDA growth is a key and critical focus, and we strive to ensure that our earnings remain strong and that we are delivering for shareholders. In FY 2022, enterprise adjusted EBITDA was the metric with the second highest weight in our AIP design, at 30%.

Adjusted EBITDA Margin Rate
•We believe that adjusted EBITDA margin is useful in evaluating our operating performance, as it eliminates the effect of interest expense, income taxes, the accounting effects of capital investments (i.e. depreciation and amortization) and certain items that may vary for reasons unrelated to current period operating performance. Management utilizes this metric to assess the operating results and performance of the business, to perform analytical comparisons, and to identify strategies to improve performance. In FY 2022, our enterprise adjusted EBITDA margin rate was 18.7%

Total Shareholder Return Amount	$ 38.6	69.3	61.2
Peer Group Total Shareholder Return Amount	102.7	143.0	131.3
Net Income (Loss)	$ 65,500,000	$ 62,800,000	$ 5,300,000
Company Selected Measure Amount	418,100,000	407,800,000	364,500,000
PEO Name	Barry C. McCarthy
Additional 402(v) Disclosure [Text Block]	Assuming an initial investment of $100 on December 31, 2019, Total Shareholder Return (TSR) assumes reinvestment of all dividends, if any, and reflects changes in the company’s share price since the assumed initial investment date.Dollar values represent the amount of net income reported in our audited financial statements for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	See Annex A for a reconciliation of adjusted EBITDA, a non-GAAP financial measure, to the most directly comparable GAAP financial measure.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin Rate
PEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,871,517)	$ (6,439,546)	$ (4,274,576)
PEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,896,963)	6,645,395	(2,092,397)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,406,099	4,552,443	2,823,913
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(4,384,367)	607,333	(3,329,142)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(58)	1,345,862	(1,671,035)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	81,363	139,757	83,867
Non-PEO NEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,197,255)	(1,228,600)	(1,171,147)
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(170,304)	980,761	59,604
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	544,028	885,667	737,637
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(414,256)	116,547	(594,542)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(43,365)	142,783	(68,673)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(271,588)	(177,089)	(18,243)
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 14,877	$ 12,853	$ 3,425